Stockholders' Equity - Schedule of Issued Common Stock Pursuant To Exercise Of Stock Options (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007
Common shares issued
Amount Realized	$ 304			$ 1,000	$ 1,400
2006 [Member]
Common shares issued		6,842
Average Price		$ 0.044
Amount Realized		304
2007 [Member]
Common shares issued		20,000
Average Price		$ 0.070
Amount Realized		1,400
2008 [Member]
Common shares issued		14,285
Average Price		$ 0.070
Amount Realized		$ 1,000